COMMITMENTS - Quantum Financing Securities Purchase Agreement (Details) - USD ($)	Nov. 21, 2023	Jun. 30, 2024	Mar. 28, 2024
Note Payable
Aggregate principal amount			$ 224,000
Conversion price of convertible notes	$ 10.00	$ 2.00
Digital Health Acquisition Corp.
Note Payable
Share price trigger to determine reset of conversion price	$ 3
Quantum Investor | Quantum Purchase Agreement
Note Payable
Aggregate principal amount	$ 3,000,000
Quantum Investor | Quantum Purchase Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	7.00%
Aggregate principal amount	$ 3,000,000
Quantum Convertible Note
Note Payable
Aggregate principal amount	$ 3,000,000
Annual fixed interest rate (in percentage)	12.00%
Minimum notice period for redemption of notes	10 days
Share price trigger for early redemption of notes	$ 10.00
Default interest rate (as a percent)	18.00%
Quantum Convertible Note | Quantum Investor | Quantum Purchase Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	7.00%
Aggregate principal amount	$ 3,000,000
Annual fixed interest rate (in percentage)	12.00%
Conversion price of convertible notes	$ 10.00
Percentage of stock price trigger	85.00%
Share price trigger to determine reset of conversion price	$ 10.00
Floor average price for share price trigger to determine reset of conversion price	$ 2
Minimum notice period for redemption of notes	10 days
Share price trigger for early redemption of notes	$ 10.00
Default interest rate (as a percent)	18.00%